INVESTMENTS	9 Months Ended
Sep. 30, 2023
Disclosure of detailed information about investment property [abstract]
INVESTMENTS

9. INVESTMENTS

Balance at December 31, 2022	$192,583
Change in fair value	14,046
Balance at September 30, 2023	$206,629

Fair value of investments is comprised of:

Public company shares	$71,429
Private company shares	135,200
Balance at September 30, 2023	$206,629

On March 10, 2021, the Company purchased 1,428,571 units of a publicly listed company for $500,000. Each unit is comprised of one common share and one warrant. The warrants have an exercise price of $0.50 each and convert to one common share, and expired on March 17, 2023. The fair values of these warrants were estimated using the Black-Scholes Option Pricing Model with the following assumptions:

As at	December 31, 2022
Risk free interest rate	4.07%
Expected volatility	116.00%
Expected life	0.21 years
Expected dividend yield	0%

On October 27, 2021, the Company purchased 50,000 common shares of a private company for USD$100,000. The Company considers if observable market data exists on a quarterly basis to value the investment. Since inception, the Company has not had any adjustments to the fair value of the investment based on observable market data.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Nine Months Ended September 30, 2023

Expressed in Canadian Dollars (unaudited)